Cover	Sep. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39783
Entity Registrant Name	FOXO TECHNOLOGIES INC.
Entity Central Index Key	0001812360
Entity Tax Identification Number	85-1050265
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	477 South Rosemary Avenue
Entity Address, Address Line Two	Suite 224
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(612)
Local Phone Number	800-0059
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false